497(j)

333-25549/811-02441

VIA EDGAR

May 5, 2008

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: AGL Separate Account D ("Registrant")

American General Life Insurance Company ("AGL")

Post-Effective Amendment on Form N-4

File Nos.: 333-25549 and 811-02441

(WM Strategic Asset Manager Fixed and Variable Deferred Annuity)

Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectus and Statement of Additional Information dated May 1, 2008 for AGL Separate Account D WM Strategic Asset Manager Fixed and Variable Deferred Annuity contain no changes from those submitted in Post-Effective Amendment No. 15 and Amendment No. 121, as filed electronically with the Securities and Exchange Commission on April 30, 2008, accession number 0001193125-08-097296.

Should you have any questions regarding this filing, please do not hesitate to contact me at (713) 831-3164.

Sincerely,

/s/ Katherine Stoner

Katherine Stoner

Vice President, Deputy General Counsel and Secretary

AIG Retirement and AIG Annuity